Note 29 - Investments in Associates and Joint Ventures (Details Textual) - USD ($) $ in Thousands				12 Months Ended
	Dec. 19, 2018	Nov. 05, 2018	Aug. 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Total investments in subsidiaries, joint ventures and associates				$ 35,060	$ 5,517
nHorizon [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate				29.09%	29.09%	29.09%
Total investments in subsidiaries, joint ventures and associates				$ 443	$ 1,110	$ 1,043
Powerbets Holdings Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate			50.10%	50.10%	50.10%
Total investments in subsidiaries, joint ventures and associates				$ 289
Acquisition of OKash [member]
Statement Line Items [Line Items]
Cash transferred	$ 9,500
Gain recognised on business combination	1,900
TenSpot Pesa Limited [member]
Statement Line Items [Line Items]
Cash transferred	$ 9,500
Percentage of voting equity interests acquired	100.00%
Opay Digital Services Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate				19.90%	19.90%
Number of agents recruited				3,000
Average daily transaction value				$ 1,000
Average daily transaction value, peak days				1,500
Total investments in subsidiaries, joint ventures and associates				$ 4,330	$ 4,406
StarMaker Inc. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		19.35%		29.09%
Total investments in subsidiaries, joint ventures and associates		$ 30,000
Proportion of voting rights held in associate, option to increase		51.00%